Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	$ 1,072	$ 1,065
Other comprehensive income (loss)	(25)	7
Transfer into and/or out of Level 3, net	0	0
Ending balance	1,047	1,072
Available-for-sale Securities | Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	1,072	1,065
Other comprehensive income (loss)	(25)	7
Transfer into and/or out of Level 3, net	0	0
Ending balance	1,047	1,072
Reserve
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(150,251)	(22,640)
Net income	15,670	(44,557)
Purchases and issuances	(138,736)	(85,482)
Sales and settlements	7,433	2,428
Transfer into and/or out of Level 3, net	0	0
Ending balance	(265,884)	(150,251)
Realized gains (losses) included in net Income related to financial instruments	$ (123,066)	$ (130,039)